Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Cash flows from operating activities:
Net income	$ 9,412	$ 23,776	$ 37,105	$ 84,841
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	36,225	47,608	64,048	59,886
Amortization of deferred financing costs	226
Deferred income taxes	(17,526)	(288)	(4,909)	2,015
Stock-based compensation	46,901	1,051	1,435	1,441
Loss on disposal of assets	272	718	698	204
Impairment on assets held for sale				1,075
Loss on debt extinguishment	9,055
Provisions for inventory and bad debt	3,857	3,353	3,891	3,769
Changes in operating assets and liabilities:
Trade accounts receivable	(5,975)	15,540	16,441	(21,174)
Accounts receivable - other	115	657	346	1,760
Inventories	1,118	(341)	346	(18,598)
Prepaid expenses and other assets	(29,655)	(6,165)	2,629	111
Trade accounts payable	2,411	1,100	(3,122)	(4,788)
Due from/to related parties	8,283	(20,969)	(23,946)	16,028
Accrued expenses and other current and long-term liabilities	(1,185)	(17,270)	(13,543)	(5,483)
Net cash provided by operating activities	63,534	48,770	81,419	121,088
Cash flows from investing activities:
Purchases of property, plant and equipment	(25,880)	(34,997)	(45,615)	(98,297)
Acquisition of business, net of cash acquired	(8,500)
Proceeds from sales of property, plant and equipment	314	3,936	3,936	354
Investments				421
Contribution of cash balances due to divestiture of subsidiary	(16,335)
Net cash used in investing activities	(50,401)	(31,061)	(41,679)	(97,522)
Cash flows from financing activities:
Related party note receivable			30,000	(30,000)
Related party note receivable	51,377	30,000
Borrowing of bank lines of credit			43,000
Proceeds from initial public offering, net of underwriting discounts and other offering costs	321,425
Repayments of bank lines of credit				(10,000)
Payments for taxes related to net share settlement of equity awards	(27,707)
Proceeds from issuance of common stock under employee stock plan				257
Dividends paid	(400,000)
Capital contribution			9,500
Borrowings of senior secured debt, net of deferred financing costs	315,719
Repayment of senior secured debt	(300,000)
Repayment of unsecured credit facilities	(33,000)
Net cash (used in) provided by financing activities	(72,186)	30,000	82,500	(39,743)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	3,350	(6,452)	(5,621)	(864)
Net (decrease) increase in cash and cash equivalents and restricted cash	(55,703)	41,257	116,619	(17,041)
Cash and cash equivalents and restricted cash at beginning of period	219,876	103,257	103,257	120,298
Cash and cash equivalents and restricted cash at end of period	164,173	144,514	219,876	103,257
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents at beginning of period	214,491	99,743	99,743	118,243
Restricted cash at beginning of period	5,385	3,514	3,514	2,055
Cash and cash equivalents and restricted cash at beginning of period	219,876	103,257	103,257	120,298
Cash and cash equivalents at end of period			214,491	99,743
Restricted cash at end of period			5,385	3,514
Cash and cash equivalents and restricted cash at end of period	164,173	144,514	219,876	103,257
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH:
Cash and cash equivalents at beginning of period	214,491	99,743
Restricted cash at beginning of period	5,385	3,514
Cash and cash equivalents and Restricted cash at beginning of period	219,876	103,257
Cash and cash equivalents at end of period	157,653	139,306
Restricted cash at end of period	6,520	5,208
Cash and cash equivalents and Restricted cash at end of period	164,173	144,514
Supplemental disclosures of cash flow information:
Cash paid for interest	2,559	872	2,448	2,038
Cash paid for income taxes	7,568	12,937	15,873	19,567
Non-cash transactions:
Changes in trade accounts payable related to property, plant and equipment, net	(786)	(2,663)	(1,542)	(1,701)
Assets held for sale transferred from property, plant and equipment, net				3,795
Loans to cover purchase of common stock under employee stock plan	171	232	$ 232	$ 210
Deconsolidation related to PSL Divestiture (Note 1)	$ 0	$ 0